SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation Tables
Stock and stock option-based compensation expense
In Thousands of US Dollars
Functional Expense Category	2017	2016	2015
General and administrative expense	$3,708	$5,002	$10,107
Research and development expense	2,589	4,072	5,677
Total	$6,297	$9,074	$15,784